Condensed Balance Sheets Parent Company Only (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Assets:
Cash and due from banks	¥ 1,268,442	¥ 1,216,627	¥ 1,884,531	¥ 3,399,459
Interest-bearing deposits in other banks	11,215,597	6,146,850
Other	2,601,951	2,583,915
Total	178,746,994	166,361,633	161,985,700
Liabilities and shareholders' equity:
Long-term debt	8,802,223	8,461,818
Other liabilities	4,368,126	4,544,762
Shareholders' equity	5,728,120	4,470,766
Total	178,746,994	166,361,633
Parent Company
Assets:
Cash and due from banks	200	167	155	142
Interest-bearing deposits in other banks	26,165	14,286
Investments in subsidiaries and affiliated companies	6,962,630	5,817,075
Other	152,351	79,328
Total	7,141,346	5,910,856
Liabilities and shareholders' equity:
Short-term borrowings	1,146,995	1,181,070
Long-term debt	240,000	240,000
Other liabilities	26,231	19,020
Shareholders' equity	5,728,120	4,470,766
Total	¥ 7,141,346	¥ 5,910,856